COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2022
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS
1.	COMPANY´S OPERATIONS

Suzano S.A. (“Suzano” or “Company”), is a public company with its headquarters in Brazil, at Avenida Professor Magalhães Neto, No. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and its main business office in the city of São Paulo.

Suzano’s shares are traded on B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed in the New Market under the ticker SUZB3, and its American Depositary Receipts (“ADRs”) in a ratio of 1 (one) per common share, Level II, are traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.

The Company has 13 industrial units, located in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo State), Belém (Pará State) being 2 units, Eunápolis and Mucuri (Bahia State), Maracanaú (Ceará State), Imperatriz (Maranhão State), Jacareí, Limeira, Rio Verde and Suzano, being two units (São Paulo State) and Três Lagoas (Mato Grosso do Sul State). Additionally, it has five technology centers, 23 distribution centers and three ports, all located in Brazil.

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in foreign markets by Suzano, as well as through its wholly-owned associates in Austria, the United States of America, Switzerland and Argentina, and its sales offices in China.

The Company’s operations also include the commercial management of eucalyptus forest for its own use, the operation of port terminals, and the holding of interests, as a partner or shareholder, in other companies or enterprises, and the sale and generation of electric energy generated during the pulp production process.

The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 45.76% of the common shares of its share capital.

The financial statements were approved and their issuance was authorized by the Board of Directors on February 28, 2023.

1.1.	Equity interests

The Company holds equity interests in the following entities:

					% equity interest
			Type of		December 31,	December 31,
Entity	Main activity	Country	investment	Accounting method	2022	2021
Caravelas Florestal S.A. (5) (7)	Industrialization and commercialization of standing wood	Brazil	Direct	Consolidated
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.28%	8.28%
Ensyn Corporation	Biofuel research and development	United States of America	Direct	Equity	26.59%	26.24%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct/Indirect	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operations	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Direct	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd. (1)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.(8)	Biotechnology research and development	Hong Kong	Indirect	Consolidated		100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operations	Brazil	Indirect	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operations	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (7)	Forest assets	Brazil	Direct	Consolidated		100.00%
SFBC Participações Ltda.	Packaging production	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova Plc (2)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	19.03%	19.14%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of paper and computer materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano Finland Oy	Industrialization, commercialization of cellulose, microfiber cellulose and paper.	Finland	Direct	Consolidated	100.00%	100.00%
Suzano International Finance B.V (9)	Financial fundraising	Netherlands	Direct	Consolidated	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Material Technology Development Ltd. (6)	Biotechnology research and development	China	Direct	Consolidated	100.00%
Suzano Operações Industriais e Florestais S.A.	Industrialization, commercialization and exporting of pulp	Brazil	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.	Business office	China	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd. (7)	Business office	Cayman Island	Direct	Consolidated		100.00%
Suzano Ventures LLC (3)	Corporate venture capital	United States of America	Direct	Consolidated	100.00%
Veracel Celulose S.A.	Industrialization, commercialization and exporting of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
Vitex BA Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia BA Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Garacuí Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex SP Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia SP Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Sobrasil Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex MS Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia MS Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Duas Marias Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex ES Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia ES Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Claraíba Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Woodspin Oy	Development, production, distribution and commercialization of wood-based textile fibers, yarns and filaments, produced from cellulose and microfiber cellulose.	Finland	Direct/Indirect	Equity	50.00%	50.00%
1)	Equity interest discontinued during the year.
2)	On February 14, May 31, August 17, and December 19, 2022, the equity interest was changed as a result of the issuance of new shares by the entity under its stock option program.
3)	On May 17, 2022, incorporation of equity interest.
4)	On June 22, 2022, acquisition of equity interest (note 1.2.4).
5)	On August 9, 2022, acquisition of equity interest (note 1.2.5).
6)	On September 22, 2022, establishment of legal entity with full equity interest from Suzano S.A.
7)	On September 30, 2022, merger of the entity by Suzano S.A. due to corporate reorganization.
8)	On April 8, 2022, the entity was discontinued.
9)	On December 29, 2022, establishment of legal entity with full equity interest from Suzano S.A.

1.2.	Major events in the year
1.2.1.	Effects of the war between Russia and Ukraine

The Company has continuously monitored the impacts of the current conflict between Russia and Ukraine, both direct and indirect, on society, the economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for the business.

The Company’s assessment has covered four main areas:

(i)	Personnel: Suzano does not have employees or facilities of any nature in any of the locations directly impacted by the conflict.
(ii)	Supply Chain: the Company did not identify any short-term or long-term risk of possible interruptions or shortages of materials for its industrial and forestry activities. So far, the only effects observed have been greater volatility in commodities and energy prices.
(iii)	Logistics: internationally, there was no change in the Company’s logistical operations, with all the routes used remaining unchanged and the moorings in the planned locations being maintained. At the domestic level, no changes in logistical flows were identified.
(iv)	Commercial: to date, the Company has continued with its transactions as planned, maintaining service to its customers in all its sectors of activity. Sales to a few customers located in Russia were suspended, without any significant financial impact.

As a result of the current scenario, the Company has taken steps to expand its monitoring of the situation, together with its main stakeholders, in order to ensure any updates and information flows required for its global decision-making are available in a timely manner.

1.2.2.	Interim dividends

On January 7, 2022, through a notice to shareholders, the distribution of dividends by the Company in the total amount of R$1,000,000 was approved, at the ratio of R$0.741168104 per Company share, based on the number of “ex-treasury” shares on the same date. The dividend was declared “ad referendum” at the General Meeting that approved the accounts for the fiscal year ended December 31, 2021, to the balance of retained earnings for the third trimester of 2021, and in line with the net income shown in the semi-annual balance sheet dated June 30, 2021. This followed the resolution at the Company’s Extraordinary General Meeting of October 25, 2021 which approved the full offsetting of the Company’s accumulated losses, through a partial deduction from the balance of retained earnings. Interim dividends will be allocated to the mandatory minimum dividend for the fiscal year ended December 31, 2021.

The payment of interim dividends was made on January 27, 2022, in Brazilian Reais. There was no monetary restatement or additional interest between the dividend declaration date and the effective payment date.

Dividends are exempt from Income Tax, in accordance with the Brazilian legislation.

1.2.3.	Supplementary dividends

On April 26, 2022, through a notice to shareholders, the distribution of supplementary dividends by the Company was approved, in the amount of R$799,903, at the ratio of R$0.592805521 per share, based on the number of “ex-treasury” shares on the same date.

The payment of the supplementary dividends was on May 13, 2022, in Brazilian Reais. There was no monetary restatement or additional interest between the dividend declaration date and the effective payment date.

Dividends are exempt from Income Tax, in accordance with the current legislation.

1.2.4.	Share purchase and sale agreement - Parkia

On April 28, 2022, through a material fact, the Company disclosed that it had entered into a “Share Purchase and Sale Agreement” (the “SPA”) on April 27, 2022, between the Company as purchaser, and as sellers Investimentos Florestais Fundo de Investimento em Participações Multiestratégia (“FIP”) and Arapar Participações S.A (“Arapar” and, together with the FIP, the “Sellers”), as well as the Target Companies as intervening parties. The parties agreed on the terms and conditions for the acquisition by the Company (the “Transaction”), on the closing date, of all the shares held by the Sellers in the following companies: (i) Vitex SP Participações S.A. (ii) Vitex BA Participações S.A. (iii) Vitex ES Participações S.A. (iv) Vitex MS Participações S.A. (v) Parkia SP Participações S.A. (vi) Parkia BA Participações S.A. (vii) Parkia ES Participações S.A. and (viii) Parkia MS Participações S.A. (the “Target Companies”).

As consideration for the shares of the Target Companies, the Company agreed to pay US$667,000 (equivalent to R$3,444,255 on the date of signature of the contract). The consideration was subject to post-closing price adjustments, based on the variations in the working capital of the Target Companies.

The closing of the Transaction was subject to the fulfillment of conditions precedent, and approval of the Transaction by the Brazilian antitrust authorities (“Conselho Administrativo de Defesa Econômica - CADE”), and corporate approvals by the Parties and by the Company, through General Shareholders’ Meetings.

On June 22, 2022, the Company concluded the acquisition of the entire share capital of the Target Companies, and the first installment in the amount of US$330,000 (equivalent to R$1,704,054 on the transaction date) was paid. The second installment, in the amount of US$337,000 (equivalent to R$1,740,201 on June 30, 2022), was recorded under Liabilities for assets acquisitions and associates, and held in United States dollars with maturity in June 2023. The price was adjusted and resulted in the payment of R$18,726, as provided for in the contract.

Considering the characteristics of the assets (substantially land, without processes that would characterize a business), the Company elected to apply the optional test to identify a concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition, given that substantially all of the fair value of the acquired set of assets is concentrated in the principal asset (property, plant and equipment).

The impact of this acquisition is reflected in the line-item asset acquisition, net of cash, in the consolidated statement of cash flow. The cash balance of the Target Companies is R$4,185.

On September 30, 2022, the Company merged the Target Companies, whose direct and indirect equity value was R$9,152,692. The merger did not result in a capital increase, given that the Company held, directly or indirectly, 100% of the capital stock of the Target Companies.

1.2.5.	Share purchase and sale agreement – Caravelas

On June 29, 2022, through a Notice to the Market, the Company disclosed the execution of a “Share Purchase Agreement” whereby the Company, as purchaser, will acquire the totality of shares issued by Caravelas Florestal S.A. (“Caravelas”) on the closing date.

In consideration for the shares of the Caravelas, the Company agreed to pay a price corresponding to R$336,000 Brazilian Reais, subject to price adjustments up to the closing date, and paid in a single installment after the fulfillment of conditions precedent in line with market practice for similar transactions, including the approval of/final decision on the Transaction by the Brazilian antitrust authorities. The base price is subject to inflation, and to post-closing price adjustments based on the debt, cash position and other costs related to the Caravelas.

On August 9, 2022, the Company completed the acquisition of all the shares of Caravelas and, considering the reassessment and adjustments provided for in the contract, paid R$356,854, subject to post-closing adjustments, based on the variations in debt, cash and other costs involving Caravelas. The price was adjusted by R$10,428 and paid, as provided for in the contract.

The Company elected to apply the optional test to identify a concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that substantially all of the fair value of the acquired set of assets was concentrated in the principal asset (property, plant and equipment).

On September 30, 2022, the Company merged Caravelas, whose equity value was R$111,323. The merger did not result in a capital increase, given that the Company held 100% of the capital stock of Caravelas.

1.2.6.	Acquisition of tissue business in Brazil

On October 24, 2022, the Company announced to the market that it had entered into a contract to acquire Kimberly-Clark’s tissue business in Brazil. The base price for the transaction is US$175 million (equivalent to R$922,915 on the date of signature of the contract), subject to the usual adjustments for this type of transaction, and will be paid in full on the date of closing of the transaction, which is subject to the fulfillment of conditions precedent and approval by the Brazilian antitrust authorities (“Conselho Administrativo de Defesa Econômica - CADE”).

The acquisition involves a factory located in Mogi das Cruzes (São Paulo), which contractually provides an installed capacity of 130 thousand tons per year for manufacturing, marketing, distributing and/or selling tissue products in Brazil, including ownership of the “Neve” brand, offering complementary product categories and geographical coverage to the Suzano brand.

1.2.7.	Cerrado Project

On October 28, 2021, the Company’s Board of Directors approved the realization of the Cerrado Project, which consists of building a pulp production mill in the municipality of Ribas do Rio Pardo, in the state of Mato Grosso do Sul.

The plant will have an estimated nominal capacity of 2,550,000 tons of eucalyptus pulp production per year, with an estimated period for starting operations in the second semester of 2024. The total investment is R$19,300,000, with payments during the years of 2021 to 2024.